Other Payables - Summary of Other Payables (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Trade and other current payables [abstract]
Payables to contractors and equipment suppliers	$ 1,145,359		$ 972,770
Employees' compensation payable	332,080		338,356
Salaries and bonus payable	788,720		741,027
Pension payable	15,159		31,009
Directors' remuneration payable	16,604		16,918
Interest payable	1,958		889
Other expense payable	949,523		876,067
Other payables	$ 3,249,403	$ 115,719	$ 2,977,036